Derivative Financial Instruments and Hedging Activities - Schedule of Net Effect of Derivative Instruments on the Consolidated Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income statement classification
Cost of revenue	$ (1,583)	$ 2,433